Other assets (Tables)	12 Months Ended
Dec. 31, 2016
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of other assets
Other assets are as follows:

	December 31, 2016	December 31, 2015
Prepaid lease payments (note 7)	$1,839	$1,834
Intangible assets (note 10(b))	1,790	3,174
Deferred financing costs (note 10(c))	320	413
Deferred lease inducement asset (note 10(d))	927	1,070
	$4,876	$6,491

Schedule of intangible assets	Intangible assets

	December 31, 2016	December 31, 2015
Cost	$18,122	$17,881
Accumulated amortization	16,332	14,707
Net book value	$1,790	$3,174

Schedule of estimated amortization expense for future years	The estimated amortization expense for future years is as follows:

For the year ending December 31,
2017	$776
2018	638
2019	249
2020	127
$1,790

Schedule of deferred finance costs	Deferred financing costs

December 31, 2016	Cost	Accumulated Amortization	Net Book Value
Credit Facility	$550	$230	$320

December 31, 2015	Cost	Accumulated Amortization	Net Book Value
Credit Facility	$480	$67	$413

Schedule of deferred lease inducement assets

	December 31, 2016	December 31, 2015
Balance, beginning of year	$1,070	$1,212
Amortization of deferred lease inducements	(143)	(142)
Balance, end of year	$927	$1,070